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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment:      [ ] is a restatement
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       Devon Energy Corporation
Address:    20 North Broadway
            Oklahoma City, OK 73102-8260

Form 13F File Number: 028-05117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Janice A. Dobbs
Title:      Corporate Secretary
Phone:      (405) 552-7844

Signature, Place, and Date of Signing:


/s/ Janice A. Dobbs              Oklahoma City, OK             April 27, 2005
-------------------   --------------------------------------   --------------
Janice A. Dobbs                     City, State                     Date

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

Number of other included Managers          0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    $827,119,069

List of Other Included Managers:           NONE


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                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAME OF            TITLE OF                     VALUE       SHRS OR    SH/   PUT/   INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT    PRN   CALL   DISCRETION     MANAGERS    SOLE   SHARED   NONE
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ChevronTexaco      Common        166764100      827,119   14,184,858    SH             SOLE
Corporation
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